Debt (Tables)	3 Months Ended
Mar. 31, 2012
Debt Disclosure [Abstract]
Summary of Outstanding Debt
The following summarizes debt outstanding:

	March 31, 2012			December 31, 2011
	Carrying Value	Fair Value (1)	Interest Rate (2)	Carrying Value	Fair Value (1)	Interest Rate (2)
	(in millions, except percentages)

Credit facility	$75	$75	2.00%	$940	$940	2.57%
11.75% senior notes due 2017	41	46	12.73%	41	46	12.73%
9.875% senior notes due 2018	14	16	10.25%	14	16	10.25%
6.50% senior notes due May 2019	750	732	6.62%	750	742	6.62%
6.25% senior notes due November 2019	1,800	1,739	6.25%	-	-	-
8.625% senior notes due 2020	1,300	1,401	9.00%	1,300	1,406	9.00%
7.75% senior notes due 2021	1,000	1,034	8.00%	1,000	1,036	8.00%
Less current maturities	-	-		-	-
	4,980	$5,043		4,045	$4,186
Unamortized discount	(50)			(51)
Total debt, net of discount	$4,930			$3,994

(1)
The carrying value of the Credit Facility is estimated to be substantially the same as its fair value.  Fair values of the senior notes were estimated based on prices quoted from third-party financial institutions, which are characteristic of Level 2 fair value measurement inputs.

(2)	Represents variable interest rate for the Credit Facility and effective interest rates for the senior notes.